Equity Method Based Investees - Summarized Financial Information, Related Parties (Detail) - Frontline [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Cost of products sold	$ 470	$ 682	$ 852
Selling, general and administrative expenses	3,078	3,310	$ 3,127
Balances with related parties (included in trade payables)	$ 5,553	$ 5,345